UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

February 28, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 89.77%Δ
Argentina – 2.73%
*@Cresud ADR	896,200	$6,425,754
#Grupo Clarin Class B GDR 144A	353,200	931,636
*†IRSA Inversiones y Representaciones GDR	358,400	1,128,960
		8,486,350
Australia – 0.09%
†±Alara Resources	200,832	5,663
†±Strike Resources	1,398,730	267,550
		273,213
Brazil – 15.34%
AES Tiete	597,480	3,643,932
Banco Bradesco ADR	10,600	92,432
Banco Itau Holding Financeira ADR	10,500	96,390
Centrais Eletricas Brasileiras	1,856,671	20,498,689
*Gol Linhas Aereas Inteligentes ADR	125,100	485,388
†Lupatech	12,700	123,610
Petroleo Brasileiro ADR	841,600	18,835,008
*Tim Participacoes ADR	155,000	2,196,350
†Triunfo Participacoes e Investimentos	109,600	59,060
*†Votorantim Celulose e Papel ADR	334,058	1,596,797
		47,627,656
China – 10.43%☐
†@51job ADR	118,300	854,126
*±China Shenhua Energy	45,500	87,924
*±China Shipping Development	96,000	73,678
±China Telecom	8,633,078	2,896,448
±China Unicom	6,734,979	6,001,725
*China Unicom ADR	433,000	3,840,710
*±CNPC Hong Kong	6,783,100	2,280,648
±First Pacific	4,204,000	1,572,745
*†Focus Media Holding ADR	312,200	2,169,790
±Fountain Set Holdings	3,878,800	159,333
†HLS Systems International	188,400	444,624
±PetroChina	4,242,000	3,004,771
*PetroChina ADR	50,000	3,543,500
±Sinotrans	7,561,000	1,115,289
*†Spreadtrum Communications ADR	213,900	188,232
†±Tom Group	47,824,000	2,291,808
±Travelsky Technology	4,849,400	1,878,003
		32,403,354
Colombia – 0.54%
#Almacenes Exito GDR 144A	460,000	1,686,774
		1,686,774
France – 0.44%
±Vallourec	17,646	1,373,305
		1,373,305
Hungary – 0.22%
*±OTP Bank	99,702	669,068
		669,068
India – 1.69%
±Indiabulls Real Estate GDR	102,022	180,579

#Reliance Industries GDR 144A	100,612	4,960,272
*†Sify Technologies ADR	179,300	105,787
		5,246,638
Indonesia – 1.49%
@±Gudang Garam	7,494,224	3,225,940
±Tambang Batubara Bukit Asam	2,379,335	1,411,789
		4,637,729
Israel – 0.95%
±Israel Chemicals	391,980	2,931,437
		2,931,437
Kazakstan – 1.40%
KazMunaiGas Exploration Production GDR	352,441	4,349,122
		4,349,122
Luxembourg – 0.40%
Tenaris ADR	70,000	1,228,500
		1,228,500
Malaysia – 3.41%
±Eastern & Oriental	3,251,700	412,380
±Hong Leong Bank	2,282,283	3,214,024
±KLCC Property Holdings	3,244,600	2,574,353
±Media Prima	2,218,400	576,445
@±Oriental Holdings	2,064,900	2,607,406
†±UEM Land Holdings	6,004,250	1,206,518
		10,591,126
Mexico – 2.70%
America Movil Series L ADR	75,400	1,921,192
*†Cemex ADR	359,073	1,935,403
Grupo Mexico Series B	2,861,812	1,632,905
Grupo Televisa ADR	205,200	2,497,285
*Wal-Mart de Mexico	209,200	388,867
		8,375,652
Pakistan – 0.28%
Oil & Gas Development GDR	126,418	877,303
		877,303
Peru – 0.95%
*Cia de Minas Buenaventura ADR	153,100	2,948,706
		2,948,706
Philippines – 0.97%
*Philippine Long Distance Telephone ADR	67,800	3,013,710
		3,013,710
Poland – 0.74%
±Polski Koncern Naftowy Orlen	411,252	2,307,395
		2,307,395
Republic of Korea – 12.22%
±CJ	80,144	1,698,698
±Hyundai Elevator	40,821	1,426,265
*KB Financial Group ADR	100,800	1,897,056
†±Korea Electric Power	220,420	3,413,252
*Korea Electric Power ADR	749,400	5,717,922
±KT	213,064	5,177,940
*LG Display ADR	214,900	1,790,117
±Lotte Confectionery	4,610	2,975,723
±Samsung Electronics	21,558	6,630,508
†±SK Communications	171,609	719,289
±SK Energy	63,751	2,960,475
±SK Holdings	16,519	907,678
±SK Telecom	21,731	2,641,414
		37,956,337
Russia – 6.80%
†Chelyabinsk Zink Plant GDR	143,300	139,718
†CTC Media	27,500	94,600
†=Fifth Power Generation GDR	21,159	21,813

Gazprom ADR	592,940	7,600,838
*LUKOIL ADR	101,920	3,224,748
*LUKOIL ADR (London International Exchange)	90,000	2,883,600
MMC Norilsk ADR	107,305	504,334
Mobile TeleSystems ADR	99,900	2,366,631
Sberbank	3,647,787	1,439,052
±Surgutneftegaz ADR	471,754	2,680,701
†=TGK-5 GDR	8,772	3,226
Uralkali GDR	26,150	167,318
		21,126,579
South Africa – 8.93%
Gold Fields ADR	431,300	4,390,634
±Impala Platinum Holdings	196,836	2,299,977
±JD Group	723,137	2,099,175
±Sasol	252,777	6,304,029
±Standard Bank Group	610,460	3,905,918
±Sun International	290,543	2,059,636
±Telkom	428,044	4,184,749
±Tongaat Hulett	328,651	2,483,920
		27,728,038
Taiwan – 7.24%
±Evergreen Marine	15,768,000	5,911,336
±Formosa Chemicals & Fibre	2,919,420	2,907,257
±President Chain Store	1,238,884	2,579,392
±Taiwan Semiconductor Manufacturing	3,477,248	4,384,296
±United Microelectronics	13,595,356	2,992,240
±Walsin Lihwa	24,255,000	3,712,496
		22,487,017
Thailand – 3.20%
±Bangkok Bank-Foreign	1,015,349	2,071,167
@PTT Exploration & Production-Foreign	1,131,800	2,787,608
±Siam Cement NVDR	1,843,843	5,066,951
		9,925,726
Turkey – 4.70%
±Alarko Gayrimenkul Yatirim Ortakligi	50,400	370,901
±Alarko Holding	1,903,508	1,881,073
±Turk Sise ve Cam Fabrikalari	3,561,828	1,993,846
±Turkcell Iletisim Hizmet	715,275	3,542,011
Turkcell Iletisim Hizmet ADR	183,900	2,265,648
±Turkiye Is Bankasi Class C	1,092,859	2,116,715
@±Yazicilar Holding Class A	832,584	2,420,820
		14,591,014
United Kingdom – 1.14%
*±Anglo American	132,917	1,876,637
*Anglo American ADR	104,900	741,643
^±Griffin Mining	3,056,187	891,222
†±Mwana Africa	781,129	39,696
		3,549,198
United States – 0.77%
Bank of America	196,200	774,990
*Bunge	2,200	103,136
*Freeport-McMoRan Copper & Gold	50,000	1,521,000
		2,399,126
Total Common Stock (cost $554,130,216)		278,790,073

Preferred Stock – 7.48%Δ
Brazil – 5.20%
Banco do Estado do Rio Grande do Sul Class B 11.18%	678,900	1,588,137
Braskem Class A 13.25%	541,994	1,220,330
Cia Vale do Rio Doce Class A 4.05%	1,124,386	12,629,908
@Jereissati Participacoes 5.71%	2,895,405	713,601
		16,151,976

Republic of Korea – 1.94%
±Hyundai Motor 5.03%	41,547	476,414
±Samsung Electronics 1.86%	31,362	5,554,684
		6,031,098
Russia – 0.34%
AK Transneft 3.44%	5,498	1,061,114
		1,061,114
Total Preferred Stock (cost $38,028,895)		23,244,188

Participation Notes – 0.39%Δ
India – 0.39%
†#@=Lehman Indian Oil CW12 144A	172,132	367,829
†#@=Lehman Oil & Natural Gas CW12 144A	254,590	853,218
Total Participation Notes (cost $8,559,056)		1,221,047

Total Value of Securities Before Securities Lending Collateral – 97.64%
(cost $600,718,167)		303,255,308

Securities Lending Collateral** – 9.31%
Investment Companies
Mellon GSL DBT II Collateral Fund	29,695,828	28,905,340
†Mellon GSL DBT II Liquidation Trust	396,304	40
Total Securities Lending Collateral (cost $30,092,132)		28,905,380

Total Value of Securities – 106.95%
(cost $630,810,299)		332,160,688	©
Obligation to Return Securities Lending Collateral** – (9.69%)		(30,092,132)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.74%		8,507,235
Net Assets Applicable to 47,659,473 Shares Outstanding – 100.00%		$310,575,791

ΔSecurities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At February 28, 2009, the aggregate amount of fair valued securities was $1,246,086, which represented 0.40% of the Fund's net assets. See Note 1 in "Notes."
±Security is being valued based on international fair value pricing. At February 28, 2009, the aggregate amount of international fair value priced securities was $149,684,725, which represented 48.20% of the Fund's net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2009, the aggregate amount of Rule 144A securities was $8,799,729, which represented 2.83% of the Fund's net assets. See Note 5 in "Notes."
@Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $20,256,302, which represented 6.52% of the Fund's net assets. See Note 5 in "Notes."
^Holding is a Bermuda Company whose shares are listed and traded on the London Stock Exchange.
☐Securities listed and traded on the Hong Kong Stock Exchange.
©Includes $27,966,694 of securities loaned.
*Fully or partially on loan.
** See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR– Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar
ZAR – South African Rand

The following foreign currency exchange contract was outstanding at February 28, 2009:

Foreign Currency Exchange Contract1

					Unrealized
Contract to Deliver		In Exchange For		Settlement Date	Appreciation
ZAR	(6,087,999)	USD	607,515	3/3/09	$5,387

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund value its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$632,166,713
Aggregate unrealized appreciation	15,776,756
Aggregate unrealized depreciation	(315,782,781)
Net unrealized depreciation	$(300,006,025)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

	Securities	Derivatives
Level 1	$148,828,785	$-
Level 2	182,085,777	5,387
Level 3	1,246,126	-
Total	$332,160,688	$5,387

As a result of utilizing international fair value pricing at February 28, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$3,415,314
Net change in unrealized
appreciation/depreciation	(2,169,188)
Balance as of 2/28/09	$1,246,126

Net change in unrealized
appreciation/depreciation on
investments still held as of 2/28/09	$(2,169,188)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of securities on loan was $27,966,694, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

February 28, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 100.09%Δ
Australia – 3.44%
±Coca-Cola Amatil	90,698	$517,648
±Telstra	229,736	517,788
		1,035,436
Canada – 4.04%
Agrium	13,600	473,008
†CGI Group Class A	101,777	744,037
		1,217,045
Denmark – 1.75%
*±Novo Nordisk Class B	10,799	525,809
		525,809
Finland – 1.10%
±Nokia	35,452	332,159
		332,159
France – 12.86%
*±AXA	22,510	205,161
*±Cie de Saint-Gobain	10,274	234,344
±France Telecom	19,213	429,316
*±Lafarge	3,509	150,331
*±PPR	3,494	207,028
±Publicis Groupe	12,868	297,821
±Sanofi-Aventis	8,930	458,922
±Teleperformance	22,065	606,719
±Total	15,245	716,149
±Vallourec	2,104	163,744
±Vivendi	16,937	402,628
		3,872,163
Germany – 5.38%
±Bayerische Motoren Werke	13,252	327,757
±Deutsche Post	46,073	440,695
±Linde	7,323	470,536
±Metro	13,224	381,745
		1,620,733
Italy – 2.71%
±Parmalat	442,758	816,846
		816,846
Japan – 7.88%
±Asahi Glass	45,500	196,797
±Canon	10,300	259,969
*±Don Quijote	22,700	267,847
±Mitsubishi UFJ Financial Group	130,154	588,047
*±NGK Spark Plug	17,000	131,557
±Ono Pharmaceutical	7,000	324,074
±Round One	39,359	228,369
±Toyota Motor	11,750	376,387
		2,373,047
Netherlands – 1.27%
±Koninklijke Philips Electronics	23,986	383,473
		383,473
Republic of South Korea – 1.36%
±Samsung Electronics	1,331	409,370
		409,370

Singapore – 0.80%
±Singapore Airlines	37,067	241,520
		241,520
Sweden – 2.40%
±Ericsson LM Class B	51,800	419,529
±Nordea Bank FDR	61,354	301,747
		721,276
Switzerland – 2.69%
*±Novartis	11,863	432,802
†Transocean	6,300	376,551
		809,353
Taiwan – 2.39%
†Chunghwa Telecom ADR	46,965	720,913
		720,913
United Kingdom – 10.68%
±AstraZeneca	11,908	377,597
±BP	96,913	617,371
±Greggs	7,343	384,061
±National Grid	67,122	597,451
±Standard Chartered	23,798	224,263
±Tomkins	201,871	324,300
±Vodafone Group	248,974	441,296
*±WPP Group	48,459	251,392
		3,217,731
United States – 39.34%
*Abercrombie & Fitch Class A	20,200	444,198
Archer-Daniels-Midland	28,500	759,810
Ball	22,000	886,380
†Benchmark Electronics	64,700	632,119
BJ Services	42,600	411,942
Black & Decker	15,300	362,151
*Carnival	19,800	387,288
*Caterpillar	17,900	440,519
*CenturyTel	29,200	768,836
Chevron	14,200	862,082
†Convergys	39,900	257,355
Cooper Industries Class A	27,700	584,193
FedEx	10,600	458,026
*Imation	30,300	243,612
Intel	35,900	457,366
International Business Machines	4,200	386,526
Lowe's	26,300	416,592
Microsoft	24,500	395,675
*†Mylan	49,100	610,313
*Nucor	16,400	551,860
Pfizer	57,200	704,132
Walgreen	21,200	505,832
Xerox	61,900	320,642
		11,847,449
Total Common Stock (cost $52,712,837)		30,144,323

Rights – 0.05%Δ
France – 0.05%
*±Cie de Saint-Gobain	10,274	15,107
Total Rights (cost $0)		15,107

	Principal
	Amount
Repurchase Agreement** – 0.48%
BNP Paribas 0.24%, dated 2/27/09, to be
repurchased on 3/2/09, repurchase price $145,003
(collateralized by U.S. Government obligations,
5/14/09 - 2/11/10; market value $148,039	$145,000	145,000
Total Repurchase Agreement (cost $145,000)		145,000

Total Value of Securities Before Securities Lending Collateral – 100.62%
(cost $52,857,837)		30,304,430

	Number of
	Shares
Securities Lending Collateral*** – 16.17%
Investment Companies
Mellon GSL DBT II Collateral Fund	4,981,301	4,870,029
†Mellon GSL DBT II Liquidation Trust	149,675	15
Total Securities Lending Collateral (cost $5,130,976)		4,870,044

Total Value of Securities – 116.79%
(cost $57,988,813)		35,174,474	©
Obligation to Return Securities Lending Collateral*** – (17.04%)		(5,130,976)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.25%		73,157
Net Assets Applicable to 6,116,237 Shares Outstanding – 100.00%		$30,116,655

ΔSecurities have been classified by country of origin.
†Non income producing security.
±Security is being valued based on international fair value pricing. At February 28, 2009, the aggregate amount of international fair value priced securities was $15,997,472, which represented 53% of the Fund's net assets. See Note 1 in "Notes."
*Fully or partially on loan.
** See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $ 4,849,731 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
FDR – Foreign Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$59,003,033
Aggregate unrealized appreciation	113,058
Aggregate unrealized depreciation	(23,941,617)
Net unrealized depreciation	$(23,828,559)

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $16,661,212 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

Securities
Level 1	$14,306,958
Level 2	20,867,501
Level 3	15
Total	$35,174,474

As a result of utilizing international fair value pricing at February 28, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$12,273
Net change in unrealized
appreciation/depreciation	(12,258)
Balance as of 2/28/09	$15

Net change in unrealized
appreciation/depreciation on
investments still held as of 2/28/09	$(12,258)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of the securities on loan was $4,849,731, for which the Fund received collateral, comprised of non-cash collateral valued at $72,519, and cash collateral of $4,870,044. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

February 28, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.98%Δ
Australia – 6.62%
±Coca-Cola Amatil	2,189,479	$12,496,177
±Telstra	3,435,462	7,742,990
		20,239,167
Canada – 6.07%
Agrium	197,800	6,879,484
†CGI Group Class A	1,598,743	11,687,545
		18,567,029
Denmark – 2.76%
±Novo Nordisk Class B	173,312	8,438,654
		8,438,654
Finland – 1.92%
±Nokia	628,494	5,888,529
		5,888,529
France – 19.24%
*±AXA	347,923	3,171,045
*±Cie de Saint-Gobain	149,089	3,400,632
±France Telecom	353,383	7,896,372
*±Lafarge	35,741	1,531,201
*±PPR	36,140	2,141,386
*±Publicis Groupe	210,403	4,869,639
±Sanofi-Aventis	135,696	6,973,552
*±Teleperformance	329,402	9,057,530
*±Total	244,454	11,483,471
±Vallourec	30,810	2,397,796
±Vivendi	249,201	5,924,026
		58,846,650
Germany – 8.05%
±Bayerische Motoren Werke	224,303	5,547,607
±Deutsche Post	818,305	7,827,200
±Linde	88,158	5,664,556
*±Metro	192,741	5,563,965
		24,603,328
Hong Kong – 1.28%
±Techtronic Industries	10,928,000	3,921,936
		3,921,936
Italy – 2.97%
±Parmalat	4,918,960	9,075,011
		9,075,011
Japan – 12.92%
±Asahi Glass	663,900	2,871,503
±Canon	264,539	6,676,876
*±Don Quijote	337,600	3,983,485
±Mitsubishi UFJ Financial Group	1,909,632	8,627,886
*±NGK Spark Plug	348,000	2,693,059
±Ono Pharmaceutical	125,600	5,814,820
±Round One	570,571	3,310,568
±Toyota Motor	172,400	5,522,479
		39,500,676
Netherlands – 2.20%
*±Koninklijke Philips Electronics	420,408	6,721,214
		6,721,214

Republic of South Korea – 2.32%
±Samsung Electronics	23,111	7,108,159
		7,108,159
Singapore – 1.53%
±Singapore Airlines	718,142	4,679,256
		4,679,256
Sweden – 4.30%
±Ericsson LM Class B	1,074,300	8,700,761
*±Nordea Bank	889,896	4,436,539
		13,137,300
Switzerland – 4.32%
*±Novartis	220,898	8,059,090
†Transocean	86,100	5,146,197
		13,205,287
Taiwan – 3.61%
†Chunghwa Telecom ADR	719,287	11,041,055
		11,041,055
United Kingdom – 18.87%
±AstraZeneca	177,387	5,624,857
±BP	2,033,267	12,952,629
±Greggs	108,742	5,687,531
±National Grid	1,340,852	11,934,877
±Standard Chartered	384,771	3,625,937
±Tomkins	2,970,294	4,771,699
±Vodafone Group	4,840,240	8,579,127
±WPP Group	871,845	4,522,899
		57,699,556
Total Common Stock (cost $512,579,776)		302,672,807

Rights – 0.07%Δ
France – 0.07%
*±Cie de Saint-Gobain	149,089	219,223
Total Rights (cost $0)		219,223

	Principal
	Amount
Repurchase Agreement** – 1.08%
BNP Paribas 0.24%, dated 2/27/09, to be
repurchased on 3/2/09, repurchase price $3,294,066
(collateralized by U.S. Government obligations,
5/14/09 - 2/11/10; market value $3,363,045)	$3,294,000	3,294,000
Total Repurchase Agreement (cost $3,294,000)		3,294,000

Total Value of Securities Before Securities Lending Collateral – 100.13%
(cost $515,873,776)		306,186,030

	Number of
	Shares
Securities Lending Collateral*** – 11.02%
Investment Companies
Mellon GSL DBT II Collateral Fund	34,666,347	33,681,782
†Mellon GSL DBT II Liquidation Trust	1,554,050	155
Total Securities Lending Collateral (cost $36,220,397)		33,681,937

Total Value of Securities – 111.15%
(cost $552,094,173)		339,867,967	©
Obligation to Return Securities Lending Collateral*** – (11.85%)		(36,220,397)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.70%		2,135,626
Net Assets Applicable to 43,750,703 Shares Outstanding – 100.00%		$305,783,196

ΔSecurities have been classified by country of origin.
†Non income producing security
±Security is being valued based on international fair value pricing. At February 28, 2009, the aggregate amount of international fair value priced securities was $268,137,749, which represented 87.69% of the Fund's net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 1 in "Notes."
***See Note 4 in "Notes."
©Includes $32,976,070 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes - No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$557,358,956
Aggregate unrealized appreciation	3,567,883
Aggregate unrealized depreciation	(221,058,872)
Net unrealized depreciation	$(217,490,989)

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $93,681,845 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 28, 2009:

Securities
Level 1	$38,048,282
Level 2	301,819,530
Level 3	155
Total	$339,867,967

As a result of utilizing international fair value pricing at February 28, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$127,432
Net change in unrealized
appreciation/depreciation	(127,277)
Balance as of 2/28/09	$155

Net change in unrealized
appreciation/depreciation on
investments still held as of 2/28/09	$(127,277)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended February 28, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2009, the value of securities on loan was $32,976,070, for which the Fund received collateral, comprised of non-cash collateral valued at $154,932, and cash collateral of $33,681,937. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: